General - Consolidated subsidiaries and their financial information (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Woori bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Bank	Woori Bank
Main business		Bank	Bank
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 458,017,067	₩ 443,340,979
Liabilities		431,313,615	417,583,793
Operating revenue		37,719,811	38,656,623
Net income (loss) attributable to owners		2,505,587	2,937,257
Comprehensive income (loss) attributable to owners		₩ 3,203,099	₩ 2,696,965
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Card Co., Ltd	Woori Card Co., Ltd
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 17,491,193	₩ 16,118,967
Liabilities		14,830,408	13,692,456
Operating revenue		2,099,755	1,845,296
Net income (loss) attributable to owners		110,998	204,385
Comprehensive income (loss) attributable to owners		₩ 85,647	₩ 199,397
Woori Financial Capital Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 12,417,338	₩ 12,581,473
Liabilities		10,796,683	11,040,754
Operating revenue		1,538,360	1,323,574
Net income (loss) attributable to owners		127,836	183,328
Comprehensive income (loss) attributable to owners		₩ 125,562	₩ 189,765
Woori Investment Bank Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries	[1]	Woori Investment Bank Co., Ltd.	Woori Investment Bank Co., Ltd.
Main business		Other credit finance business	Other credit finance business
Percentage of ownership (%)		100.00%	58.70%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.	Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 6,375,625	₩ 5,657,191
Liabilities		5,273,890	4,982,410
Operating revenue		429,764	406,157
Net income (loss) attributable to owners		(53,374)	91,794
Comprehensive income (loss) attributable to owners		₩ (50,735)	₩ 92,379
Woori Asset Trust Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries	[1]	Woori Asset Trust Co., Ltd.	Woori Asset Trust Co., Ltd.
Main business		Real estate trust	Real estate trust
Percentage of ownership (%)		95.30%	67.20%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.	Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 337,976	₩ 322,098
Liabilities		79,747	94,573
Operating revenue		129,982	137,114
Net income (loss) attributable to owners		32,297	60,319
Comprehensive income (loss) attributable to owners		₩ 31,849	₩ 60,316
Woori Savings Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Savings Bank	Woori Savings Bank
Main business		Mutual saving bank	Mutual saving bank
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,938,948	₩ 1,786,495
Liabilities		1,759,489	1,556,679
Operating revenue		133,872	110,868
Net income (loss) attributable to owners		(49,139)	10,607
Comprehensive income (loss) attributable to owners		₩ (48,974)	₩ 10,998
Woori Financial F&I Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Financial F&I Co., Ltd	Woori Financial F&I Co., Ltd
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 877,702	₩ 336,141
Liabilities		673,265	135,562
Operating revenue		31,290	8,086
Net income (loss) attributable to owners		3,866	867
Comprehensive income (loss) attributable to owners		₩ 3,858	₩ 867
Woori Asset Management Corp.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Asset Management Corp.	Woori Asset Management Corp.
Main business		Finance	Finance
Percentage of ownership (%)		73.00%	73.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 161,868	₩ 185,389
Liabilities		32,780	62,568
Operating revenue		41,311	35,019
Net income (loss) attributable to owners		6,408	1,259
Comprehensive income (loss) attributable to owners		₩ 6,267	₩ 1,314
Woori Venture Partners
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries	[1]	Woori Venture Partners	Woori Venture Partners
Main business		Other financial services	Other financial services
Percentage of ownership (%)		100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.	Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.
Woori Global Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Global Asset Management Co., Ltd.	Woori Global Asset Management Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 37,512	₩ 34,988
Liabilities		13,526	7,090
Operating revenue		13,857	13,711
Net income (loss) attributable to owners		(3,913)	211
Comprehensive income (loss) attributable to owners		₩ (3,913)	₩ 211
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.	Woori Private Equity Asset Management Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 96,006	₩ 94,434
Liabilities		4,418	4,672
Operating revenue		10,216	7,830
Net income (loss) attributable to owners		1,960	1,902
Comprehensive income (loss) attributable to owners		₩ 1,826	₩ 1,872
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Credit Information Co., Ltd.	Woori Credit Information Co., Ltd.
Main business		Credit information	Credit information
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 45,662	₩ 42,832
Liabilities		7,981	9,240
Operating revenue		43,774	38,549
Net income (loss) attributable to owners		5,014	1,784
Comprehensive income (loss) attributable to owners		₩ 4,626	₩ 2,083
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Fund Service Co., Ltd.	Woori Fund Service Co., Ltd.
Main business		Financial support service business	Financial support service business
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 27,526	₩ 25,094
Liabilities		2,758	2,691
Operating revenue		17,059	16,337
Net income (loss) attributable to owners		3,539	3,917
Comprehensive income (loss) attributable to owners		₩ 3,539	₩ 3,917
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori FIS Co., Ltd.	Woori FIS Co., Ltd.
Main business		System software development & maintenance	System software development & maintenance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 80,563	₩ 112,117
Liabilities		32,304	54,645
Operating revenue		339,163	296,235
Net income (loss) attributable to owners		(7,511)	1,069
Comprehensive income (loss) attributable to owners		₩ (9,214)	₩ 11,559
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Finance Research Institute Co., Ltd.	Woori Finance Research Institute Co., Ltd.
Main business		Other service business	Other service business
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 6,444	₩ 6,456
Liabilities		2,603	2,604
Operating revenue		7,792	7,006
Net income (loss) attributable to owners		72	46
Comprehensive income (loss) attributable to owners		₩ (11)	₩ 245
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori America Bank	Woori America Bank
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		America	America
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Global Markets Asia Limited	Woori Global Markets Asia Limited
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Hong Kong	Hong Kong
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Subsidiaries		Woori Bank China Limited	Woori Bank China Limited
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		China	China
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[2]	AO Woori Bank	AO Woori Bank
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Russia	Russia
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The Russia—Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2023, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.	The Russia—Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2023, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk	PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance	Finance
Percentage of ownership (%)		84.20%	84.20%
Location		Indonesia	Indonesia
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.	Banco Woori Bank do Brasil S.A.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Brazil	Brazil
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund	Korea BTL Infrastructure Fund
Main business		Finance	Finance
Percentage of ownership (%)		99.90%	99.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd	Woori Finance Myanmar Co., Ltd
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Myanmar	Myanmar
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Wealth Development Bank	Wealth Development Bank
Main business		Finance	Finance
Percentage of ownership (%)		51.00%	51.00%
Location		Philippines	Philippines
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Bank Vietnam Limited	Woori Bank Vietnam Limited
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Vietnam	Vietnam
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori Bank (Cambodia) PLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Bank (Cambodia) PLC	Woori Bank (Cambodia) PLC
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Cambodia	Cambodia
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Bank Europe	Woori Bank Europe
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Germany	Germany
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Kumho Trust First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	Kumho Trust First Co., Ltd	Kumho Trust First Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Asiana Saigon Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	Asiana Saigon Inc.	Asiana Saigon Inc.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	KAMCO Value Recreation First Securitization Specialty Co., Ltd.	KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		15.00%	15.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Jeonju Iwon Ltd.	Jeonju Iwon Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Wonju I one Inc.	Wonju I one Inc.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Heitz Third Co., Ltd.	Heitz Third Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woorihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woorihansoop 1st Co., Ltd.	Woorihansoop 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori International First Co., Ltd.	Woori International First Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wibihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	Wibihansoop 1st Co., Ltd.	Wibihansoop 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori QS 1st Co., Ltd.	Woori QS 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Display 2nd Co., Ltd.	Woori Display 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Dream 2nd Co., Ltd.	Woori Dream 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	Woori H 1st Co., Ltd.	Woori H 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori K 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori K 1st Co., Ltd.	Woori K 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori S 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori S 1st Co., Ltd.	Woori S 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Display 3rd Co., Ltd.	Woori Display 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TY 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	TY 1st Co., Ltd.	TY 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KC No.1 Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	Woori KC No.1 Co., Ltd.	Woori KC No.1 Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Quantum Jump the 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Quantum Jump the 2nd Co., Ltd.	Quantum Jump the 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ATLANTIC TRANSPORTATION 1 S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	ATLANTIC TRANSPORTATION 1 S.A.	ATLANTIC TRANSPORTATION 1 S.A.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Marshall islands	Marshall islands
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori Gongdeok First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Gongdeok First Co., Ltd	Woori Gongdeok First Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HD Project Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	HD Project Co., Ltd.	HD Project Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori HW 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HW 1st Co., Ltd.	Woori HW 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	Woori HC 2nd Co., Ltd.	Woori HC 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori Dream 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Dream 3rd Co., Ltd.	Woori Dream 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SJS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori SJS 1st Co., Ltd.	Woori SJS 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Steel 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Steel 1st Co., Ltd.	Woori Steel 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
SPG the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	SPG the 1st Co., Ltd.	SPG the 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HWC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori-HWC 1st Co., Ltd.	Woori-HWC 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HC 3rd Co., Ltd.	Woori HC 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Park I 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Park I 1st co., Ltd.	Woori Park I 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori DS 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori DS 1st co., Ltd.	Woori DS 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 4th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HC 4th Co., Ltd.	Woori HC 4th Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SKR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori SKR 1st Co., Ltd.	Woori SKR 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H chemical 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori H chemical 1st Co.,Ltd.	Woori H chemical 1st Co.,Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HE the 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	HE the 1st Co.,Ltd.	HE the 1st Co.,Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Hub The 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Hub The 1st Co., Ltd.	Woori Hub The 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K The 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori K The 3rd Co., Ltd.	Woori K The 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KF 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori KF 1st Co., Ltd.	Woori KF 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriI TS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	WooriI TS 1st Co., Ltd.	WooriI TS 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H Square 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori H Square 1st Co., Ltd.	Woori H Square 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori L Yongsan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori L Yongsan 1st Co., Ltd	Woori L Yongsan 1st Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 5th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HC 5th Co., Ltd.	Woori HC 5th Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Ladena 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Ladena 1st Co., Ltd.	Woori Ladena 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HR 1st Co., Ltd.	Woori HR 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Lotte Dongtan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Lotte Dongtan 1st Co., Ltd.	Woori Lotte Dongtan 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 6th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HC 6th Co., Ltd.	Woori HC 6th Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ECO 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[4]	Woori ECO 1st Co., Ltd.	Woori ECO 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori HO 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HO 1st Co., Ltd.	Woori HO 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ESG 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori ESG 1st Co.,Ltd.	Woori ESG 1st Co.,Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Osiria 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Osiria 1st Co.,Ltd.	Woori Osiria 1st Co.,Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Eco 2nd Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Eco 2nd Co.,Ltd.	Woori Eco 2nd Co.,Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Gangnam Landmark 2nd Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Gangnam Landmark 2nd Co., Ltd	Gangnam Landmark 2nd Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HP the 1st co.,Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HP the 1st co.,Ltd.	Woori HP the 1st co.,Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KF 2nd Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori KF 2nd Co., Ltd.	Woori KF 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ST 1st co.,Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori ST 1st co.,Ltd.	Woori ST 1st co.,Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori High End 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori High End 1st co., Ltd.	Woori High End 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HD 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori HD 1st co., Ltd.	Woori HD 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HW 2nd co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori HW 2nd co., Ltd.	Woori HW 2nd co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Mirae 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	Woori Mirae 1st co., Ltd.	Woori Mirae 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Heungkuk Global Private Placement Investment Trust No. 1	Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		98.80%	98.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
AI Partners UK Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	AI Partners UK Water Supply Private Placement Investment Trust No.2	AI Partners UK Water Supply Private Placement Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.30%	97.30%
Location		England	England
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Multi Asset Global Real Estate Investment Trust No. 5-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Multi Asset Global Real Estate Investment Trust No. 5-2	Multi Asset Global Real Estate Investment Trust No. 5-2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.00%	99.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Igis Australia Investment Trust No. 209-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	IGIS Australia Investment Trust No. 209-1	IGIS Australia Investment Trust No. 209-1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.40%	99.40%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[5]	INMARK Spain Private Placement Real Estate Investment Trust No. 26-2	INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.70%	97.70%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
IGIS Global Private Placement Real Estate Fund No. 316-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[5]	IGIS Global Private Placement Real Estate Fund No. 316-1	IGIS Global Private Placement Real Estate Fund No. 316-1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.30%	99.30%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori G Global Secondary Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori G Global Secondary Private Placement Investment Trust No. 1	Woori G Global Secondary Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		98.60%	98.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
JB airline Private Placement Investment Trust No.8
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	JB Airline Private Placement Investment Trust No.8	JB Airline Private Placement Investment Trust No.8
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.00%	97.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Harmony Private Placement Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Kiwoom Harmony Private Placement Investment Trust No. 2	Kiwoom Harmony Private Placement Investment Trust No. 2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.20%	97.10%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Harmony Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Kiwoom Harmony Private Placement Investment Trust No. 1	Kiwoom Harmony Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.40%	97.20%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Frontier Private Investment Trust No. 23[Bond]
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[3],[5]	Kiwoom Frontier Private Investment Trust No. 23[Bond]	Kiwoom Frontier Private Investment Trust No. 23[Bond]
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	99.80%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Kiwoom Harmony Private Placement Investment Trust No. 4
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Kiwoom Harmony Private Placement Investment Trust No. 4	Kiwoom Harmony Private Placement Investment Trust No. 4
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		96.20%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[6]	Principal Guaranteed Trust	Principal Guaranteed Trust
Main business		Trust	Trust
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[6]	Principal and Interest Guaranteed Trust	Principal and Interest Guaranteed Trust
Main business		Trust	Trust
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
MAGI No.5 LuxCo S.a.r.l.
Significant investments in subsidiaries [Abstract]
Investor		Held by Multi Asset Global Real Estate Investment Trust No. 5-2	Held by Multi Asset Global Real Estate Investment Trust No. 5-2
Subsidiaries		MAGI No.5 LuxCo S.a.r.l.	MAGI No.5 LuxCo S.a.r.l.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		54.60%	54.60%
Location		Luxembourg	Luxembourg
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
ADP 16 Brussels
Significant investments in subsidiaries [Abstract]
Investor		Held by MAGI No.5 LuxCo S.a.r.l.	Held by MAGI No.5 LuxCo S.a.r.l.
Subsidiaries		ADP 16 Brussels	ADP 16 Brussels
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		100.00%	100.00%
Location		Belgium	Belgium
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
TUTU Finance –WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries		TUTU Finance –WCI Myanmar Co., Ltd.	TUTU Finance –WCI Myanmar Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Myanmar	Myanmar
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
PT Woori Finance Indonesia Tbk
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries		PT Woori Finance Indonesia Tbk.	PT Woori Finance Indonesia Tbk.
Main business		Finance	Finance
Percentage of ownership (%)		84.50%	82.00%
Location		Indonesia	Indonesia
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries	[3],[4]	Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.50%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.	Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.	Held by Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.	Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Specified Money Market Trust
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.	Held by Woori Financial Capital Co., Ltd.
Subsidiaries		Specified Money Market Trust	Specified Money Market Trust
Main business		Trust	Trust
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Seari Second Securitization Specialty Co., Ltd.	Seari Second Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Namjong 1st Securitization Specialty Co., Ltd.	Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Bukgeum First Securitization Specialty Co., Ltd.	Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Bukgeum Second Securitization Specialty Co., Ltd.	Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS1909 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WS1909 Securitization Specialty Co., Ltd.	WS1909 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2003 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WS2003 Securitization Specialty Co., Ltd.	WS2003 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2006 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WS2006 Securitization SpecialtyCo., Ltd.	WS2006 Securitization SpecialtyCo., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WJ2008 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[3],[4]	WJ2008 Securitization SpecialtyCo., Ltd.	WJ2008 Securitization SpecialtyCo., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	5.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
WH2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WH2103 Securitization SpecialtyCo., Ltd.	WH2103 Securitization SpecialtyCo., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WN2103 Securitization SpecialtyCo., Ltd.	WN2103 Securitization SpecialtyCo., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2106 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.	Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WH2106 Securitization SpecialtyCo., Ltd.	WH2106 Securitization SpecialtyCo., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		84.70%	88.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2025
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2025	Woori Together TDF 2025
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		30.10%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2035
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]		Woori Together TDF 2035
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		48.00%	57.10%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2040
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2040	Woori Together TDF 2040
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		49.20%	58.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2045
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2045	Woori Together TDF 2045
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		61.00%	69.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2050
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2050	Woori Together TDF 2050
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		48.90%	66.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Franklin Technology Master Fund (USD)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5],[7]	Woori Franklin Technology Master Fund (USD)	Woori Franklin Technology Master Fund (USD)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		67.30%	91.10%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori Franklin Technology Feeder Fund (H)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]	Woori Franklin Technology Feeder Fund (H)	Woori Franklin Technology Feeder Fund (H)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		31.40%	71.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together OCIO Target Return Master fund
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[3],[5],[7]	Woori Together OCIO Target Return Master fund	Woori Together OCIO Target Return Master fund
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	100.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori Together OCIO Target Return Feeder fund
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[3],[5]	Woori Together OCIO Target Return Feeder fund	Woori Together OCIO Target Return Feeder fund
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	81.20%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori Venture Partners Co., Ltd.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[8]	₩ 328,782
Liabilities	[8]	30,190
Operating revenue	[8]	14,676
Net income (loss) attributable to owners	[8]	3,929
Comprehensive income (loss) attributable to owners	[8]	₩ 5,484
Explanation of newly added subsidiaries to consolidation		Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.
Woori High Graded Bond Target Return Fund 1
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[5]	Woori High Graded Bond Target Return Fund 1	Woori High Graded Bond Target Return Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		87.40%	77.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Multi Return Private Equity 2
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.	Held by Woori Asset Management Corp.
Subsidiaries	[3],[5]	Woori Multi Return Private Equity 2	Woori Multi Return Private Equity 2
Main business		Securities investmentand others	Securities investmentand others
Percentage of ownership (%)		0.00%	30.90%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
WI2203 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WI2203 Securitization Specialty Co., Ltd.	WI2203 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WM2203 Asset Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WM2203 Asset Securitization Specialty Co., Ltd.	WM2203 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WNI2206 Asset Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WNI2206 Asset Securitization Specialty Co., Ltd.	WNI2206 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WI2209 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WI2209 Securitization Specialty Co., Ltd.	WI2209 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WN2212 Asset Securitization Specialty Co., Ltd.	WN2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WK2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WK2212 Asset Securitization Specialty Co., Ltd.	WK2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2306 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WH2306 Securitization Specialty Co., Ltd.	WH2306 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2306 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WN2306 Securitization Specialty Co., Ltd.	WN2306 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WNKN2309 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WNKN2309 Securitization Specialty Co., Ltd.	WNKN2309 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WB2309 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WB2309 Securitization Specialty Co., Ltd.	WB2309 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WI2311 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WI2311 Securitization Specialty Co., Ltd.	WI2311 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WSB2312 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WSB2312 Securitization Specialty Co., Ltd.	WSB2312 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WK2312 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WK2312 Asset Securitization Specialty Co., Ltd.	WK2312 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WBS2312 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[4]	WBS2312 Securitization Specialty Co., Ltd.	WBS2312 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
VOGO DL General Private Equity Investment Trust 1
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial F&I Co., Ltd.	Held by Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	VOGO DL General Private Equity Investment Trust 1	VOGO DL General Private Equity Investment Trust 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Venture Partners US
Significant investments in subsidiaries [Abstract]
Investor	[1]	Held by Woori Venture Partners Co.,Ltd.	Held by Woori Venture Partners Co.,Ltd.
Subsidiaries		Woori Venture Partners US	Woori Venture Partners US
Main business		Other financial services	Other financial services
Percentage of ownership (%)		100.00%	0.00%
Location		America	America
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Global Asset Management Co., Ltd.	Held by Woori Global Asset Management Co., Ltd.
Subsidiaries	[5]	Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs	Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		37.70%	37.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Global Asset Management Co., Ltd.	Held by Woori Global Asset Management Co., Ltd.
Subsidiaries	[3],[5]	Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y)	Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	99.30%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Green ESG Growth No.1 Private Equity Fund
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Green ESG Growth No.1 Private Equity Fund	Green ESG Growth No.1 Private Equity Fund
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		30.30%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori New Growth Credit Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori New Growth Credit Fund 1	Woori New Growth Credit Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Japanese Hotel Real Estate Private Equity Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.	Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Japanese Hotel Real Estate Private Equity Fund 1	Japanese Hotel Real Estate Private Equity Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori PE Secondary Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori PE Secondary Fund 1	Woori PE Secondary Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.1	Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		90.00%	90.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.2	Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		85.00%	85.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth New Deal Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori Innovative Growth New Deal Private Investment Trust No.3	Woori Innovative Growth New Deal Private Investment Trust No.3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		94.30%	94.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G GP Commitment Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G GP Commitment Loan General Type Private Investment Trust No.1	Woori G GP Commitment Loan General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Equity Bridge Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G Equity Bridge Loan General Type Private Investment Trust No.1	Woori G Equity Bridge Loan General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		80.00%	80.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G GP Commitment Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G GP Commitment Loan General Type Private Investment TrustNo.2	Woori G GP Commitment Loan General Type Private Investment TrustNo.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G GP Commitment Loan General Type Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G GP Commitment Loan General Type Private Investment Trust No.3	Woori G GP Commitment Loan General Type Private Investment Trust No.3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G New Deal(Infrastructure) Policy Fund No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Global Asset Management Co., Ltd.	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Global Asset Management Co., Ltd.
Subsidiaries	[5]	Woori G New Deal(Infrastructure) Policy Fund No.1	Woori G New Deal(Infrastructure) Policy Fund No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		70.00%	70.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.	Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1	Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G NorthAmerica Infra Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.	Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G NorthAmerica Infra Private Placement Investment Trust No. 1	Woori G NorthAmerica Infra Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.	Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1	Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G General Type Private Real Estate Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.	Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G General Type Private Real Estate Investment Trust No.2	Woori G General Type Private Real Estate Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		30.10%	30.10%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G ESG Infrastructure Development General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank and Woori Investment Bank Co., Ltd.	Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G ESG Infrastructure Development General Type Private Investment Trust No.1	Woori G ESG Infrastructure Development General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G WooriBank Partners General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G WooriBank Partners General Type Private Investment Trust No.1	Woori G WooriBank Partners General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		92.60%	92.60%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G General Type Private Real Estate Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G General Type Private Real Estate Investment Trust No.1	Woori G General Type Private Real Estate Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		84.30%	80.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Global Mid-market Secondary General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G Global Mid-market Secondary General Type Private Investment Trust No.1	Woori G Global Mid-market Secondary General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		80.00%	80.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2	Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		90.90%	90.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G General Type Private Real Estate Investment Trust No.5
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G General Type Private Real Estate Investment Trust No.5	Woori G General Type Private Real Estate Investment Trust No.5
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		87.00%	86.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Senior Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G Senior Loan General Type Private Investment Trust No.2	Woori G Senior Loan General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		50.00%	50.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Government Bond MMF C/I
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[3],[5]	Woori G Government Bond MMF C/I	Woori G Government Bond MMF C/I
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	46.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori G Japan General Type Private Real Estate Feeder Investment Trust No.1-2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G Japan General Type Private Real Estate Feeder Investment Trust No.1-2	Woori G Japan General Type Private Real Estate Feeder Investment Trust No.1-2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		98.80%	98.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1	Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.90%	99.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Short Term Government and Special Bank Bond Active ETF
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[3],[5]	Woori Short Term Government and Special Bank Bond Active ETF	Woori Short Term Government and Special Bank Bond Active ETF
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
WooriG Clean Energy General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	WooriG Clean Energy General Type Private Investment Trust No.2	WooriG Clean Energy General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		30.80%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriG Innovation Growth(Infrastructure) General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	WooriG Innovation Growth(Infrastructure) General Type Private Investment Trust No.2	WooriG Innovation Growth(Infrastructure) General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		46.40%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together Institutional USD MMF No.1 C-F
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori Together Institutional USD MMF No.1 C-F	Woori Together Institutional USD MMF No.1 C-F
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		63.40%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G ESG Infrastructure Development General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori G ESG Infrastructure Development General Type Private Investment Trust No.2	Woori G ESG Infrastructure Development General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		50.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori bank	Held by Woori bank
Subsidiaries	[5]	Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust	Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		40.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Renewable New Deal Fund No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank and Woori Financial Capital Co., Ltd.	Held by Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[5]	Woori G Renewable New Deal Fund No.1	Woori G Renewable New Deal Fund No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		60.00%	60.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Equity Investment General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank and Woori Financial Capital Co., Ltd.	Held by Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[5]	Woori G Equity Investment General Type Private Investment Trust No.1	Woori G Equity Investment General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank and Woori Financial Capital Co., Ltd.	Held by Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[5]	Woori Busan Logistics Infra Private Placement Special Asset Investment Trust	Woori Busan Logistics Infra Private Placement Special Asset Investment Trust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Financial Capital Co., Ltd.	Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[5]	Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1	Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		63.20%	63.20%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G General Type Private Real Estate Investment Trust No.6
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Global Asset Management Co., Ltd.	Held by Woori Bank, Woori Global Asset Management Co., Ltd.
Subsidiaries	[5]	Woori G General Type Private Real Estate Investment Trust No.6	Woori G General Type Private Real Estate Investment Trust No.6
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		85.80%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori FG Digital Investment Fund 1st
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.	Held by Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori FG Digital Investment Fund 1st	Woori FG Digital Investment Fund 1st
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2	Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2
Subsidiaries	[5],[7]	Woori G Japan Private Placement Real Estate Master Investment Trust No.1	Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.	Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1	Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Corporate Turnaround No.1 Private Equity Fund
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori Bank and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori Corporate Turnaround No.1 Private Equity Fund	Woori Corporate Turnaround No.1 Private Equity Fund
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		36.40%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 and Woori G Japan General Type Private Real Estate Feeder Investment Trust No.2-1	Held by Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 and Woori G Japan General Type Private Real Estate Feeder Investment Trust No.2-1
Subsidiaries	[5]	Woori G Japan Private Placement Real Estate Master Investment Trust No.2	Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
GK OK Chatan
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1	Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Subsidiaries	[5]	GK OK Chatan	GK OK Chatan
Main business		Other financial services	Other financial services
Percentage of ownership (%)		99.90%	99.90%
Location		Japan	Japan
Financial statements date of use	[10]	Oct. 31, 2023	Oct. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Private Placement Investment Trust No. 3
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Japan Blind General Type Private Real Estate Feeder InvestmentTrust No.1	Held by Woori G Japan Blind General Type Private Real Estate Feeder InvestmentTrust No.1
Subsidiaries	[5],[7]	Woori G Private Placement Investment Trust No. 3	Woori G Private Placement Investment Trust No. 3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		76.50%	76.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
GK Woorido
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Private Placement Investment Trust No. 3	Held by Woori G Private Placement Investment Trust No. 3
Subsidiaries	[5]	GK Woorido	GK Woorido
Main business		Other financial services	Other financial services
Percentage of ownership (%)		100.00%	100.00%
Location		Japan	Japan
Financial statements date of use	[10]	Sep. 30, 2023	Sep. 30, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[9]	Held by Woori G Infrastructure New Deal General Type Private Investment Trust	Held by Woori G Infrastructure New Deal General Type Private Investment Trust
Subsidiaries	[5]	Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1	Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		48.00%	48.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2023	Dec. 31, 2022
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

[1]	Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.
[2]	The Russia—Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2023, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.
[3]	Companies are excluded from the consolidation as of December 31, 2023.
[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[7]	As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
[8]	Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.
[9]	Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.
[10]	As the financial statements for the end of the reporting period were not available, the most recent financial statements available from the date of settlement were used.